Property, Plant and Equipment - Summary of Property, Plant and Equipment and Related Accumulated Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 115,190	€ 121,705
Ending balance	111,086	115,190
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	369,233	373,834
Additions	7,160	6,457
Disposals	(29,903)	(4,816)
Effect of translation adj.	130	(6,242)
Ending balance	346,620	369,233
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(254,043)	(252,129)
Depreciation	(10,154)	(10,861)
Disposals	28,541	4,073
Effect of translation adj.	122	4,874
Ending balance	(235,534)	(254,043)
Land and industrial buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	87,385	93,718
Ending balance	84,062	87,385
Land and industrial buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	169,273	174,134
Additions	646	682
Disposals	(27)	(1,595)
Effect of translation adj.	153	(3,948)
Ending balance	170,045	169,273
Land and industrial buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81,888)	(80,416)
Depreciation	(4,018)	(3,570)
Disposals	23	348
Effect of translation adj.	(100)	1,750
Ending balance	€ (85,983)	€ (81,888)
Land and industrial buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0%	0%
Land and industrial buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10%	10%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 17,755	€ 20,100
Ending balance	16,560	17,755
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132,240	131,759
Additions	2,320	2,327
Disposals	(7,905)	(732)
Effect of translation adj.	(301)	(1,114)
Ending balance	126,354	132,240
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(114,485)	(111,659)
Depreciation	(3,381)	(4,090)
Disposals	7,588	234
Effect of translation adj.	484	1,030
Ending balance	€ (109,794)	€ (114,485)
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10%	10%
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25%	25%
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 1,160	€ 788
Ending balance	996	1,160
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,412	15,519
Additions	365	377
Disposals	(725)	(233)
Effect of translation adj.	27	(251)
Ending balance	15,079	15,412
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,252)	(14,731)
Depreciation	(204)	(478)
Disposals	369	573
Effect of translation adj.	4	384
Ending balance	€ (14,083)	€ (14,252)
Office furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10%	10%
Office furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20%	20%
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 765	€ 458
Ending balance	1,236	765
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,586	33,490
Additions	881	430
Disposals	(20,329)	(251)
Effect of translation adj.	356	(1,083)
Ending balance	13,494	32,586
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(31,821)	(33,032)
Depreciation	(140)	(1,619)
Disposals	20,060	1,556
Effect of translation adj.	(357)	1,274
Ending balance	€ (12,258)	€ (31,821)
Retail gallery and store furnishings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25%	25%
Retail gallery and store furnishings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35%	35%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 7,853	€ 6,305
Ending balance	7,320	7,853
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,450	18,596
Additions	2,288	2,641
Disposals	(917)	(1,973)
Effect of translation adj.	(85)	186
Ending balance	20,736	19,450
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(11,597)	(12,291)
Depreciation	(2,411)	(1,104)
Disposals	501	1,362
Effect of translation adj.	91	436
Ending balance	€ (13,416)	€ (11,597)
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10%	10%
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20%	20%
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 272	€ 336
Ending balance	912	272
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	272	336
Additions	660
Disposals		(32)
Effect of translation adj.	(20)	(32)
Ending balance	€ 912	€ 272
Constr. in progress [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	-	-